General and Administrative Expenses (Schedule of Composition of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of general and administrative expenses [Abstract]
Salaries and related expenses	₪ 73	₪ 81	₪ 124
Depreciation and amortization	142	108	110
Rent and maintenance	3	46	51
Data processing and professional services	33	34	36
Allowance for doubtful accounts	29	37	46
Other	49	54	59
General and administrative expenses	₪ 329	₪ 360	₪ 426